SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expense
Share issue costs	$ 1,254,629	$ 793,979
Write off of accounts receivable	140,011	187,942
Gain on settlement of debt		(33,004)
Other	13,169	(5,674)	35,371
Total Other expenses	$ 1,407,809	$ 943,243	$ 35,371